Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Income Taxes [Line Items]
Unrecognized tax benefits
Effective tax rate	9.90%	8.00%
Statutory rate	0.00%
Income tax penalties and interest accrued
UAE [Member]
Income Taxes [Line Items]
Statutory rate	9.00%
Singapore [Member]
Income Taxes [Line Items]
Statutory rate	17.00%